Expense Example - FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro - FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro - Fidelity SAI Intermediate Treasury Bond Index Fund - Fidelity SAI Intermediate Treasury Bond Index Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 3
3 years	$ 13